Subordinated Loans - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	May 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt instruments issued | €			€ 121,138			€ 118,528
Redemption of subordinated loans | €			€ 46,335	€ 57,088
Perpetual Additional Tier 1 Contingent Convertible Capital Securities [Member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued		$ 750
Redemption of subordinated loans	$ 1,000
Average interest rate	6.00%	4.875%
Subordinated Tier 2 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued | €					€ 1,500
Redemption of subordinated loans		$ 1,000
Average interest rate		5.80%			2.125%
Debt securities [Member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans	$ 700
Average interest rate	6.125%